Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended	11 Months Ended	12 Months Ended			16 Months Ended	23 Months Ended	24 Months Ended		28 Months Ended	35 Months Ended	36 Months Ended		40 Months Ended	47 Months Ended	48 Months Ended		52 Months Ended	59 Months Ended	60 Months Ended		64 Months Ended	71 Months Ended	72 Months Ended		76 Months Ended	83 Months Ended	84 Months Ended		88 Months Ended	95 Months Ended	96 Months Ended	100 Months Ended	108 Months Ended	120 Months Ended
	Apr. 01, 2019	Apr. 20, 2018	Nov. 30, 2017	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2026	Mar. 31, 2020	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
C000025256
Account Value [Line Items]
Line Graph and Table Measure Name							Class A Including sale charges
Accumulated Value				$ 9,625					$ 9,792				$ 10,165				$ 10,735				$ 10,689				$ 11,651				$ 11,224				$ 11,076			$ 11,621		$ 11,871	$ 12,280
C000025258
Account Value [Line Items]
Line Graph and Table Measure Name							Class C Including sale charges
Accumulated Value				9,900					10,003				10,306				10,803				10,675				11,550				11,037				10,809			11,265		11,413	11,727
C000025272
Account Value [Line Items]
Line Graph and Table Measure Name							Class A Including sale charges
Accumulated Value				9,550					9,978				10,586				11,411				11,426				12,897				12,463				11,860			12,632		13,057	13,342
C000025274
Account Value [Line Items]
Line Graph and Table Measure Name							Class C Including sale charges
Accumulated Value				9,900					10,266				10,810				11,566				11,494				12,877				12,350				11,665			12,332		12,652	12,833
C000025192
Account Value [Line Items]
Line Graph and Table Measure Name							Class A Including sale charges
Accumulated Value				9,850					9,912				9,985				10,305				10,428				10,732				10,402				10,484			10,756		11,089	11,459
C000025194
Account Value [Line Items]
Line Graph and Table Measure Name							Class C Including sale charges
Accumulated Value				9,935					9,958				9,992				10,270				10,351				10,610				10,242				10,272			10,498		10,790	11,106
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,044				10,165				10,620				11,568				11,650				11,167				10,633			10,814		11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,044				10,165				10,620				11,568				11,650				11,167				10,633			10,814		11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				1,000,000					1,004,400				1,016,453				1,061,990				1,156,826				1,165,039				1,116,690				1,063,312			1,081,388		1,134,160	1,183,496
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,044				10,165				10,620				11,568				11,650				11,167				10,633			10,814		11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,044				10,165				10,620				11,568				11,650				11,167				10,633			10,814		11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000		$ 9,899					$ 10,342				$ 11,266				$ 11,346				$ 10,875				$ 10,355				$ 10,531				$ 11,045			$ 11,526
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000				$ 10,538					$ 11,479				$ 11,561				$ 11,081				$ 10,551				$ 10,730				$ 11,254				$ 11,744
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,044				10,165				10,620				11,568				11,650				11,167				10,633			10,814		11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,044				10,165				10,620				11,568				11,650				11,167				10,633			10,814		11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				1,000,000					1,004,400				1,016,453				1,061,990				1,156,826				1,165,039				1,116,690				1,063,312			1,081,388		1,134,160	1,183,496
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,044				10,165				10,620				11,568				11,650				11,167				10,633			10,814		11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000		9,899					10,342				11,266				11,346				10,875				10,355				10,531				11,045			11,526
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000				10,538					11,479				11,561				11,081				10,551				10,730				11,254				11,744
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000							$ 10,934				$ 11,012				$ 10,555				$ 10,050				$ 10,221				$ 10,720				$ 11,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,044				10,165				10,620				11,568				11,650				11,167				10,633			10,814		11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,044				10,165				10,620				11,568				11,650				11,167				10,633			10,814		11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				1,000,000					1,004,400				1,016,453				1,061,990				1,156,826				1,165,039				1,116,690				1,063,312			1,081,388		1,134,160	1,183,496
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,044				10,165				10,620				11,568				11,650				11,167				10,633			10,814		11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,044				10,165				10,620				11,568				11,650				11,167				10,633			10,814		11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000		9,899					10,342				11,266				11,346				10,875				10,355				10,531				11,045			11,526
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000				10,538					11,479				11,561				11,081				10,551				10,730				11,254				11,744
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-10 Year Blend Index
Accumulated Value				10,000					10,021				10,140				10,610				10,904				11,399				10,943				11,152			11,395		11,622	12,106
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-10 Year Blend Index
Accumulated Value				10,000					10,021				10,140				10,610				10,904				11,399				10,943				11,152			11,395		11,622	12,106
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-10 Year Blend Index
Accumulated Value				1,000,000					1,002,100				1,014,025				1,060,974				1,090,363				1,139,866				1,094,271				1,115,172			1,139,483		1,162,158	1,210,620
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-10 Year Blend Index
Accumulated Value				10,000					10,021				10,140				10,610				10,904				11,399				10,943				11,152			11,395		11,622	12,106
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-10 Year Blend Index
Accumulated Value				10,000					10,021				10,140				10,610				10,904				11,399				10,943				11,152			11,395		11,622	12,106
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-10 Year Blend Index
Accumulated Value			10,000		9,993					10,456				10,745				11,233				10,784				10,990				11,229				11,453			11,930
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-10 Year Blend Index
Accumulated Value		10,000				10,492					10,783				11,272				10,821				11,028				11,268				11,493				11,972
Goldman Sachs High Yield Municipal Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							Goldman Sachs High Yield Municipal Fund Composite Index
Accumulated Value				10,000					10,263				10,742				11,497				11,624				12,918				12,581				12,252			12,984		13,480	13,902
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,015				10,282				10,835				11,252				11,872				11,342				11,371			11,726		11,869	12,379
Bloomberg Municipal High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal High Yield Bond Index
Accumulated Value				10,000					10,431				11,060				11,960				11,872				13,654				13,470				12,865			13,882		14,659	15,004
Goldman Sachs High Yield Municipal Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							Goldman Sachs High Yield Municipal Fund Composite Index
Accumulated Value				10,000					10,263				10,742				11,497				11,624				12,918				12,581				12,252			12,984		13,480	13,902
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,015				10,282				10,835				11,252				11,872				11,342				11,371			11,726		11,869	12,379
Bloomberg Municipal High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal High Yield Bond Index
Accumulated Value				10,000					10,431				11,060				11,960				11,872				13,654				13,470				12,865			13,882		14,659	15,004
Goldman Sachs High Yield Municipal Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							Goldman Sachs High Yield Municipal Fund Composite Index
Accumulated Value				1,000,000					1,026,300				1,074,228				1,149,746				1,162,394				1,291,768				1,258,053				1,225,218			1,298,363		1,347,961	1,390,152
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value				1,000,000					1,001,543				1,028,172				1,083,533				1,125,238				1,187,222				1,134,160				1,137,089			1,172,640		1,186,940	1,237,891
Bloomberg Municipal High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal High Yield Bond Index
Accumulated Value				1,000,000					1,043,080				1,106,020				1,195,997				1,187,158				1,365,429				1,347,005				1,286,512			1,388,250		1,465,878	1,500,386
Goldman Sachs High Yield Municipal Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							Goldman Sachs High Yield Municipal Fund Composite Index
Accumulated Value				10,000					10,263				10,742				11,497				11,624				12,918				12,581				12,252			12,984		13,480	13,902
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,015				10,282				10,835				11,252				11,872				11,342				11,371			11,726		11,869	12,379
Bloomberg Municipal High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal High Yield Bond Index
Accumulated Value				10,000					10,431				11,060				11,960				11,872				13,654				13,470				12,865			13,882		14,659	15,004
Goldman Sachs High Yield Municipal Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							Goldman Sachs High Yield Municipal Fund Composite Index
Accumulated Value			10,000		10,110					10,821				10,940				12,157				11,840				11,531				12,219				12,686			13,083
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value			10,000		9,993					10,531				10,936				11,538				11,023				11,051				11,397				11,535			12,031
Bloomberg Municipal High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal High Yield Bond Index
Accumulated Value			10,000		10,189					11,018				10,937				12,579				12,409				11,852				12,789				13,504			13,822
Goldman Sachs High Yield Municipal Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							Goldman Sachs High Yield Municipal Fund Composite Index
Accumulated Value		10,000				10,689					10,807				12,009				11,696				11,391				12,071				12,532				12,924
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value		10,000				10,576					10,983				11,588				11,070				11,099				11,446				11,586				12,083
Bloomberg Municipal High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal High Yield Bond Index
Accumulated Value		10,000				10,765					10,686				12,290				12,125				11,580				12,496				13,195				13,505
Bloomberg Municipal Bond 1-10 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-10 Year Blend Index
Accumulated Value	$ 10,000							$ 10,277				$ 10,743				$ 10,314				$ 10,511				$ 10,739				$ 10,953				$ 11,410
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-3 Year Blend Index
Accumulated Value				10,000					10,062				10,111				10,385				10,576				10,886				10,592				10,752			10,971		11,352	11,736
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-3 Year Blend Index
Accumulated Value				10,000					10,062				10,111				10,385				10,576				10,886				10,592				10,752			10,971		11,352	11,736
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-3 Year Blend Index
Accumulated Value				1,000,000					1,006,200				1,011,130				1,038,532				1,057,641				1,088,630				1,059,237				1,075,231			1,097,059		1,135,236	1,173,607
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-3 Year Blend Index
Accumulated Value				10,000					10,062				10,111				10,385				10,576				10,886				10,592				10,752			10,971		11,352	11,736
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-3 Year Blend Index
Accumulated Value				$ 10,000					$ 10,062				$ 10,111				$ 10,385				$ 10,576				$ 10,886				$ 10,592				$ 10,752			$ 10,971		$ 11,352	$ 11,736
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-3 Year Blend Index
Accumulated Value			$ 10,000		$ 10,038					$ 10,310				$ 10,500				$ 10,807				$ 10,516				$ 10,674				$ 10,891				$ 11,270			$ 11,651
Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1-3 Year Blend Index
Accumulated Value		$ 10,000				$ 10,288					$ 10,477				$ 10,784				$ 10,493				$ 10,652				$ 10,868				$ 11,246				$ 11,626